BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Outstanding	0	0
Preferred Stock, Shares Issued	0	0
Common stock subject to redemption
Temporary Equity, Shares Issued	11,500,000	11,500,000
Temporary Equity, Redemption Price Per Share	$ 10.15	$ 10.00
Temporary Equity, Shares Outstanding	11,500,000	11,500,000
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Shares, Outstanding	115,000	115,000
Common Stock, Shares, Issued	115,000	115,000
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	30,000,000	30,000,000
Common Stock, Shares, Outstanding	2,875,000	2,875,000
Common Stock, Shares, Issued	2,875,000	2,875,000